Trade and Other Payables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Trade and other payables [abstract]
Trade payables	¥ 324,368	¥ 308,450
Other payables	166,977	167,091
Total	¥ 491,345	¥ 475,541